UPDATING SUMMARY PROSPECTUS

EXECUTIVE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

Issued By

DELAWARE LIFE INSURANCE COMPANY

May 1, 2023

The Executive Corporate Variable Universal Life Insurance policy is a flexible premium corporate variable universal life insurance policy issued by Delaware Life Insurance Company. The Policy is being offered to corporations to insure employees and other persons in whom they have an insurable interest on an individual basis.

This Updating Summary Prospectus summarizes key features of the Policy. This Updating Summary Prospectus also provides a summary of the Policy features that have changed since the prospectus dated May 1, 2022. This may not reflect all the changes that have occurred since you entered into your Policy.

The prospectus for the Policy contains more information about the Policy including its features, benefits, and risks. You can find the current prospectus and other information about the Policy at https://dfinview.com/DelawareLife/TAHD/86680A509?site=Life. You can also request this information at no cost at https://dfinreports.com/delawareLife, by calling 1-888-594-2654 or by sending an email request to customer.relations@delawarelife.com.

If you have any questions about your Policy, please contact us at the Service Address:

Delaware Life Insurance Company

Attn: Corporate Markets

1601 Trapelo Road, Suite 30

Waltham, MA 02451,

Telephone: (888) 594-2654

Facsimile: (877) 795-5661

www.DelawareLife.com/contact-us

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

GLOSSARY OF POLICY TERMS

Account Value - The sum of the amounts in each Sub-Account of the Variable Account, the Fixed Account and the amount of the Loan Account. Account Value does not include Policy Debt. Policy Debt, which includes the amount of loans and interest charged, is not deducted from Account Value. It is reflected in the amounts received upon surrender or payment of Policy Proceeds. It is also reflected in the amount of total Account Value that may be borrowed against.

Base Death Benefit - The death benefit under the Policy, exclusive of any Supplemental Insurance Death Benefit or any other supplemental benefits.

Death Benefit - The sum of the Base Death Benefit and any Supplemental Insurance Death Benefit. For purposes of calculating the Death Benefit, the Account Value will be increased by the value provided by the Enhancement Benefit.

Fixed Account - The portion of the Account Value funded by assets invested in our General Account.

Fund - A mutual fund in which a Sub-Account invests.

General Account - The assets held by us other than those allocated to the Sub-Accounts of the Variable Account or any of our other separate accounts.

Insured - The person on whose life the Policy is issued.

Investment Option - The Fixed Account and any of the Sub-Accounts of the Variable Account.

Policy - The form issued by Delaware Life Insurance Company which evidences the insurance coverage provided and is a contract between the policyowner and the Company.

Policy Debt - The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Proceeds - The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured.

Policy Year - A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Premium Expense Load - The percentage charge applied to premium. It includes two elements. One element is for state and federal tax obligations and the other element is a sales load to cover costs related to policy issuance.

SEC - Securities and Exchange Commission.

Sub-Accounts - Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Supplemental Insurance Death Benefit - The death benefit associated with the Supplemental Insurance Face Amount.

Supplemental Insurance Face Amount - The amount of additional life insurance coverage you request as specified in the Policy.

Target Premium - An amount of premium specified as such in the Policy, used to determine our Premium Expense Load deductions.

Variable Account - Delaware Life Variable Account I, one of our separate accounts, established for the purpose of funding variable insurance benefits payable under the Policy.

You - The owner of the Policy.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES				LOCATION IN THE PROSPECTUS
Transaction Charges	You may be charged for transactions under the Policy. A front-end load may be charged on each premium payment. The front-end load for premiums up to and including the Target Premium differs from the front-end load for premiums in excess of the Target Premium. You may be charged for requested Policy illustrations. If the Loan Lapse Protection Rider is elected, a front-end load may be charged on the Election Date.			FEE TABLE – TRANSACTION FEES CHARGES, DEDUCTIONS AND REFUNDS
Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of the optional benefits available under the Policy. Certain fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view your Policy specifications page for rates applicable to your Policy.

You will also bear expenses associated with the Funds under the Policy, as shown in the following table:

FEE TABLE CHARGES, DEDUCTIONS AND REFUNDS APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY
	Annual Fee	Minimum	Maximum
	Investment Options (Fund fees and expenses)[1]	0.35%[1]	2.07%[1]
1 As a percentage of Fund net assets.
RISKS				LOCATION IN THE PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy.			PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment

•   The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•   Full surrender of this Policy is discouraged in the early Policy Years because the front-end loads on premiums are higher in those years.

•   Upon partial surrender, your death benefit protection may be reduced and your risk of lapse will increase. You may partially surrender the Policy only once per year and only after the Policy has been in force for one year.

•   If You fully or partially surrender the Policy, You may be subject to income taxes and potential tax penalties. There may be tax consequences associated with Policy loans.

RISKS	LOCATION IN THE PROSPECTUS
Risks Associated with Investment Options

•   An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy (e.g., the Funds).

•   Each Investment Option (including the Fixed Account) has its own unique risks.

•   You should review the Investment Options before making an investment decision.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Insurance Company Risks

•   An investment in the Policy is subject to the risks related to the Company.

•   Any Company obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company.

•   Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-888-594-2654 or visiting https://www.delawarelife.com/our-company.

Policy Lapse

•   Death benefits will not be paid if the Policy has lapsed.

•   Poor investment performance, insufficient premiums, fees and charges, partial surrenders, and unpaid loans or loan interest could cause your Policy to lapse and You could lose your insurance coverage.

•   There are costs associated with reinstating a lapsed Policy.

•   The Policy will not lapse if the Loan Lapse Protection Rider is in effect and all conditions thereunder have been met.

INSUFFICIENT VALUE
RESTRICTIONS	LOCATION IN THE PROSPECTUS
Investments

•   Certain Investment Options may not be available under your Policy.

•   Transfers from the Fixed Account are subject to special restrictions that may prolong the time it takes to transfer Account Value from the Fixed Account.

•   Transfers between the Fund options are subject to additional restrictions designed to prevent short-term and disruptive trading.

•   All transfers are subject to our consent, and we reserve the right to impose limitations on transfers.

•   We reserve the right to remove or substitute Funds as Investment Options.

APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY TRANSFER PRIVILEGES MODIFICATION

RESTRICTIONS		LOCATION IN THE PROSPECTUS
Optional Benefits

•   There is a charge for this benefit.

•   Cannot be elected after the Policy is issued.

•   Scheduled face amount increases only available if you elect Death Benefit Option A or C.

•   Scheduled increases terminate if you change from Death Benefit Option A or C.

•   Scheduled increases terminate if you decrease face amount or change the amount or timing of scheduled increases.

•   Terminates upon Policy lapse or termination.

•   There is a charge for this rider.

•   Must be elected at issue.

•   Cannot elect both this rider and the Payment of Stipulated Amount rider.

•   Disability must begin while this rider is in force and continue for 6 months.

•   Requires proof of eligibility.

•   There is a charge for this rider.

•   Must be elected at issue.

•   You must choose the amount of the monthly payment on your application.

•   Payments continue while the disability continues but no later than the end of the payment option at the Insured’s age 65 or 70.

•   Does not guarantee that Account Value will be sufficient to keep the Policy in force.

•   Cannot elect both this rider and the Waiver of Monthly Deductions rider.

•   Disability must begin while this rider is in force and continue for 6 months.

•   Requires proof of eligibility.

SUPPLEMENTAL INSURANCE FACE AMOUNT SUPPLEMENTAL BENEFITS – Waiver of Monthly Deductions Rider SUPPLEMENTAL BENEFITS – Payment of Stipulated Amount Rider
TAXES		LOCATION IN THE PROSPECTUS
Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.

•   There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.

•   Full and partial surrenders will be subject to ordinary income tax, and may be subject to tax penalties.

ABOUT THE POLICY FEDERAL INCOME TAX CONSIDERATIONS
CONFLICTS OF INTEREST		LOCATION IN THE PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling the Policy to You, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Policy with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Policy over another investment.	DISTRIBUTION OF POLICY

CONFLICTS OF INTEREST		LOCATION IN THE PROSPECTUS
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange a policy You already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new policy rather than continue to own your existing policy.

APPENDIX A -

FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at
https://dfinview.com/DelawareLife/TAHD/86680A509?site=Life. You can also request this information at no cost at https://dfinreports.com/delawareLife, by calling 1-888-594-2654 or by sending an email request to customer.relations@delawarelife.com. The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher, and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio Class B4	AllianceBernstein, L.P.	0.97%	[1]	-19.17%	2.06%	5.37%
Equity - Global Large Cap	AB Variable Products Series Fund, Inc. International Value Portfolio Class B2	AllianceBernstein, L.P.	1.13%	[1]	-13.80%	-2.55%	2.51%
Fixed Income - US	American Funds Insurance Series® American High-Income Trust® Class 2	Capital Research and Management Company	0.55%	[1]	-9.26%	3.14%	3.86%
Equity - Global Large Cap	American Funds Insurance Series® Capital World Growth and Income Fund® Class 2	Capital Research and Management Company	0.67%	[1]	-17.33%	4.10%	7.77%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 2	Capital Research and Management Company	0.66%	[1]	-24.74%	7.06%	10.15%
Equity - Global Mid/Small Cap	American Funds Insurance Series® Global Small Capitalization Fund Class 2	Capital Research and Management Company	0.91%	[1]	-29.55%	2.79%	6.84%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.59%		-29.94%	11.14%	13.64%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 2	Capital Research and Management Company	0.53%		-16.50%	7.83%	11.54%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 2	Capital Research and Management Company	0.78%		-20.79%	-1.03%	3.92%
Fixed Income - US	American Funds Insurance Series® The Bond Fund of America® Class 2	Capital Research and Management Company	0.46%	[1]	-12.58%	0.76%	1.36%
Equity - US Large Cap Value	American Funds Insurance Series® Washington Mutual Investors FundSM Class 2	Capital Research and Management Company	0.50%	[1]	-8.45%	7.11%	11.30%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	[1]	-16.07%	3.25%	4.81%
Equity - US Large Cap Growth	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Large Cap Growth Fund Class 2	Columbia Management Investment Advisers, LLC	0.95%	[1]	-31.53%	8.94%	12.31%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Small Cap	Deutsche DWS Investments VIT Funds DWS Small Cap Index VIP Class B3	Adviser: DWS Investment Management Americas, Inc. Subadviser: Northern Trust Investments, Inc.	0.67%	[1]	-20.89%	3.54%	8.46%
Allocation - Moderate	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Balanced Portfolio Service Class 2	Adviser: Fidelity Management & Research Company, LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%		-18.19%	6.93%	8.63%
Equity - US Large Cap Growth	Variable Insurance Products Fund II Fidelity® Variable Insurance Products Contrafund® Portfolio Service Class 2	Adviser: Fidelity Management & Research Company, LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%		-26.49%	8.39%	11.15%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2020 Portfolio Service Class 2[3]	Fidelity Management & Research Company, LLC	0.73%		-15.97%	3.47%	5.79%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2030 Portfolio Service Class 2[3]	Fidelity Management & Research Company, LLC	0.79%		-17.09%	4.34%	7.22%
Equity - US Large Cap Blend	Variable Insurance Products Fund II Fidelity® Variable Insurance Products Index 500 Portfolio Service Class 2	Adviser: Fidelity Management & Research Company, LLC Subadviser: Geode Capital Management, LLC	0.35%		-18.42%	9.03%	12.17%
Equity - US Mid Cap	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Mid Cap Portfolio Service Class 2	Adviser: Fidelity Management & Research Company, LLC Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.86%		-14.97%	5.68%	9.69%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - International All Cap	First Eagle Variable Funds First Eagle Overseas Variable Fund	First Eagle Investment Management, LLC	1.40%	[1]	-8.17%	1.48%	3.98%
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 2[3]	Adviser: Franklin Advisers, Inc. Subadvisers: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.82%	[1]	-16.00%	2.57%	5.56%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 2	Franklin Advisers, Inc.	0.71%		-5.47%	4.30%	5.51%
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%		-7.43%	3.15%	6.73%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.91%	[1]	-10.06%	5.48%	9.09%
Fixed Income - US	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund Class 2	Franklin Advisers, Inc.	1.06%	[1]	-10.75%	-0.07%	1.30%
Fixed Income - US	Franklin Templeton Variable Insurance Products Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.76%		-9.75%	-0.58%	0.06%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. American Value Fund Series II	Invesco Advisers, Inc.	1.14%		-2.86%	6.32%	8.60%
Equity - US Large Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Capital Appreciation Fund Series II	Invesco Advisers, Inc.	1.05%	[1]	-30.96%	8.00%	10.81%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Comstock Fund Series II	Invesco Advisers, Inc.	1.00%		0.85%	7.76%	10.74%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Equity Fund Series I	Invesco Advisers, Inc.	0.80%		-20.55%	6.19%	8.30%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%		-7.71%	5.35%	8.12%
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.91%		-18.31%	1.51%	4.41%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Global Fund Series II	Invesco Advisers, Inc.	1.06%		-31.94%	2.59%	7.59%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund® Series II2	Invesco Advisers, Inc.	1.05%	[1]	-20.31%	6.89%	10.49%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.54%	[1]	-18.37%	5.41%	10.49%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.69%		-15.39%	2.94%	4.49%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Service Class	Massachusetts Financial Services Company	0.88%	[1]	-16.62%	0.03%	1.63%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Service Class	Massachusetts Financial Services Company	1.48%	[1]	-19.94%	-3.26%	-0.27%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Initial Class	Massachusetts Financial Services Company	0.92%	[1]	-26.94%	3.49%	5.91%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.02%	[1]	-7.44%	1.83%	3.54%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Service Class	Massachusetts Financial Services Company	0.83%	[1]	-12.45%	-0.64%	0.14%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.82%		-18.27%	5.69%	8.20%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Initial Class	Massachusetts Financial Services Company	0.74%	[1]	-31.63%	9.57%	13.05%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%	[1]	-10.51%	1.60%	3.26%
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.57%	[1]	-21.55%	-1.31%	-0.28%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%	[1]	-15.18%	4.24%	6.03%
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Limited Maturity Portfolio Initial Class	Massachusetts Financial Services Company	0.45%	[1]	-4.14%	1.31%	1.19%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.80%	[1]	-28.70%	9.28%	12.53%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Initial Class	Massachusetts Financial Services Company	0.79%	[1]	-8.79%	7.58%	10.86%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.73%		-16.76%	4.53%	6.57%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class	Massachusetts Financial Services Company	0.87%	[1]	-29.76%	7.81%	9.99%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Initial Class	Massachusetts Financial Services Company	0.88%	[1]	-10.96%	8.20%	11.84%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class	Massachusetts Financial Services Company	1.21%	[1]	-17.80%	2.43%	4.42%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Research Series Initial Class	Massachusetts Financial Services Company	0.79%	[1]	-17.21%	8.90%	11.68%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Initial Class	Massachusetts Financial Services Company	0.53%	[1]	-13.93%	0.19%	1.39%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	[1]	-9.84%	4.91%	7.07%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[5]	Massachusetts Financial Services Company	0.45%	[1]	1.17%	0.86%	0.46%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%	[1]	0.48%	8.73%	8.35%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%	[1]	-5.91%	7.35%	11.05%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%	[1]	-6.14%	7.08%	10.77%
Equity - US Mid Cap	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.05%	[1]	-62.97%	5.10%	7.87%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	Pacific Investment Management Company LLC	1.29%	[1]	8.61%	7.03%	-1.56%
Fixed Income - Emerging Markets	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company LLC	1.04%		-15.71%	-0.85%	0.97%
Allocation - Moderate	PIMCO Variable Insurance Trust PIMCO Global Managed Asset Allocation Portfolio Administrative Class	Pacific Investment Management Company LLC	1.20%	[1]	-18.36%	3.52%	3.12%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class[2]	Pacific Investment Management Company LLC	0.77%		-11.90%	1.96%	0.90%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class[2]	Pacific Investment Management Company LLC	0.67%		-14.30%	-0.18%	0.92%
Equity - Global Large Cap	Franklin Templeton Variable Insurance Products Trust Templeton Growth VIP Fund Class 2	Templeton Global Advisors Limited	1.12%	[1]	-11.50%	-0.76%	4.05%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Small Cap	Wanger Advisors Trust Wanger Acorn[2]	Columbia Wanger Asset Management, LLC	0.95%	[1]	-33.46%	3.06%	8.21%

[1]	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
[2]	Only available for investment under Policies with Investment Start Dates prior to October 6, 2008.
[3]	Not available for investment of new premium or transfers on and after November 15, 2010.
[4]	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “THE FUNDS” and the Fund’s prospectus for more information.
[5]

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

The prospectus and statement of additional information (“SAI”) dated May 1, 2023, include additional information. The prospectus and SAI are incorporated by reference into this Updating Summary Prospectus. You may obtain a copy of the prospectus and SAI without charge at https://dfinreports.com/delawareLife or by calling 1-888-594-2654. The prospectus and SAI are also available at https://dfinview.com/DelawareLife/TAHD/86680A509?site=Life

Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier no. C000051351